CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2010
Cash And Due From Banks Table [Abstract]
Cash And Due From Banks Table

	2009	2010
	(EUR in thousands)
Current accounts with banks	132,228	183,738
Cash and similar items	948,817	992,265
Current account with central bank	342,293	254,114
Other	7,043	6,040
Total	1,430,381	1,436,157